GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

Genworth Financial Contra Fund

SUPPLEMENT TO THE PROSPECTUS
DATED JANUARY 28, 2008

The date of this Supplement is November 10, 2008

     Effective August 18, 2008, Genworth Financial Asset Management, Inc. (“GFAM”) and its affiliate, AssetMark Investment Services, Inc., merged into one investment advisory firm, Genworth Financial Wealth Management, Inc. (“GFWM”). The terms of the Investment Advisory Agreement between GFAM and Genworth Financial Asset Management Funds on behalf of the Genworth Financial Contra Fund have not changed as a result of the merger. Throughout the Prospectus, all references to the “Genworth Financial Asset Management, Inc.” are replaced with references to the “Genworth Financial Wealth Management, Inc.,” and all references to “GFAM” are replaced with references to “GFWM.”

Please retain this Supplement with your Prospectus for future reference.

GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

Genworth Financial Contra Fund

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 28, 2008

The date of this Supplement is November 10, 2008

1. Effective August 18, 2008, Genworth Financial Asset Management, Inc. (“GFAM”) and its affiliate, AssetMark Investment Services, Inc., merged into one investment advisory firm, Genworth Financial Wealth Management, Inc. (“GFWM”). The terms of the Investment Advisory Agreement between GFAM and Genworth Financial Asset Management Funds on behalf of the Genworth Financial Contra Fund have not changed as a result of the merger. Throughout the Statement of Additional Information, all references to the “Genworth Financial Asset Management, Inc.” are replaced with references to the “Genworth Financial Wealth Management, Inc.,” and all references to “GFAM” are replaced with references to “GFWM.”

2. The table in the section entitled “Management of the Fund” on pages 17 and 18 of the Statement of Additional information that describes the trustees and executive officers of the Fund is hereby deleted and replaced with the following:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Investment Companies in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Non-Interested Trustees:

John A. Fibiger	Trustee	Since	Retired.	1	Trustee, Genworth
Genworth Financial Asset		2004			Variable Insurance Trust;
Management Funds (“GFAM					Director, Fidelity Life
Funds”)					Association; Director,
2300 Contra Costa Blvd., Ste. 600					Members Mutual Holding
Pleasant Hill, CA 94523					Co.; Member of Board of
Born: 1932					Advisers, The Menninger
Foundation; Life Trustee,
Museum of Science,
Boston, Massachusetts.

Dwight M. Jaffe	Trustee	Since	Willis H. Booth Professorship	1	Co-Chairman, Fisher
GFAM Funds		2004	of Banking and Finance II,		Center for Real Estate &
2300 Contra Costa Blvd., Ste. 600			Walter A. Haas School of		Urban Economics,
Pleasant Hill, CA 94523			Business University of		University of California,
Born: 1943			California, Berkeley (1998 to		Berkeley; Member,
			present).		Academic Advisory
Board, Fitch Ratings.

Douglas A. Paul	Trustee	Since	Independent Consultant (2002	1	Independent Director,
GFAM Funds		2004	to present).		Capital Bank and Trust
2300 Contra Costa Blvd., Ste. 600					Company, a federal
Pleasant Hill, CA 94523					savings bank affiliated
Born: 1947					with The Capital Group
Companies, Inc.

Interested Trustee:

Gurinder S. Ahluwalia**	Trustee, Chairman	Since 2005	Co-Chairman, GFWM (2008 to present); Vice Chairman, AssetMark Investment Services, Inc. (2006 to 2008); President GFAM Funds (2004 to 2008); President and Chairman, Genworth Financial Asset Management, Inc. (2004 to 2008); Senior Vice President, GE Financial Assurance (2002 to 2004).	1	Chairman and Trustee,
Genworth Financial Wealth	Genworth Variable
Management (“GFWM”)	Insurance Trust; Director,
2300 Contra Costa Blvd., Ste. 600	Centurion Capital Group
Pleasant Hill, CA 94523	Inc., Centurion Financial
Born: 1965	Advisers Inc., Genworth
Financial Trust Company

* Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
** Mr. Ahluwalia is a trustee who is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of GFWM and certain of its affiliates.

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers:

Carrie E. Hansen, CPA	President	Since	President, AssetMark Funds (2008 to
GFWM	2008	present); President, Genworth Variable
2300 Contra Costa Blvd., Ste. 600	Insurance Trust (2008 to present); Senior
Pleasant Hill, CA 94523	Vice President and Chief Operations
Born: 1970	Officer, GFWM (2008 to present); Senior
Vice President and Managing Director,
AssetMark Funds (2007 to 2008);
Treasurer and Chief Compliance Officer,
GFAM Funds (2007 to 2008); Chief
Compliance Office, AssetMark Funds
(2005 to 2008); Treasurer, AssetMark
Funds (2001 to 2008); Senior Vice
President, Chief Financial Officer and
Chief Compliance Officer, AssetMark
Investment Services, Inc. (2004 to 2007);
Vice President, Chief Financial Officer
and Director of Operations, AssetMark
Investment Services, Inc. (2000 to 2004).

Deborah Djeu	Vice	Since	Vice President, Chief Compliance Officer
GFWM	President,	2008	and AML Compliance Officer, AssetMark
2300 Contra Costa Blvd., Ste. 600	Chief	Funds (2008 to present); Vice President,
Pleasant Hill, CA 94523	Compliance	Chief Compliance Officer and AML
Born: 1962	Officer and	Compliance Officer, Genworth Variable
AML	Insurance Trust (2008 to present); Deputy
Compliance	Chief Compliance Officer, AssetMark
Officer	Funds (2007 to 2008); Compliance
Manager, GE Money (2006 to 2007); Vice
President, Wells Fargo Investments LLC
(2004 to 2006); Senior Enforcement
Attorney, Pacific Exchange (2002 to
2004).

Danell J. Doty	Treasurer	Since	Director of Fund Administration, GFWM
GFWM	2008	(2008 to present); Vice President and
2300 Contra Costa Blvd., Ste. 600	Treasurer, AssetMark Funds (2008 to
Pleasant Hill, CA 94523	present), Vice President and Treasurer,
Born: 1963	Genworth Variable Insurance Trust (2008
to present); Consultant, Barclays Global
Investors (2007 to 2008); Fund Chief
Compliance Officer, Barclays Global
Investors Funds, Master Investment
Portfolio, iShares Trust and iShares, Inc.,
Barclays Global Investors (2004 to 2007);
Head of Mutual Fund Administration,
Barclays Global Investors (1999 to 2004).

Regina M. Fink	Secretary	Since	Vice President, Senior Counsel and
GFWM	and	2004	Secretary, GFWM (2008 to present); Vice
16501 Ventura Blvd., Ste. 201	Vice		President, Senior Counsel and Secretary,
Encino, CA 91436	President		GFAM (2002 to 2008).
Born: 1956

Please retain this Supplement with your Statement of Additional Information for future reference.